Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Description of the business

Colliers International Group Inc. (“Colliers” or the “Company”) provides commercial real estate services to corporate and institutional clients in
35
countries around the world (
68
countries including affiliates and franchisees). Colliers’ primary services are outsourcing and advisory services, lease brokerage, sales brokerage and investment management. Operationally, Colliers is organized into four
distinct segments: Americas; Europe, Middle East and Africa (“EMEA”); Asia and Australasia (“Asia Pacific”) and Investment Management.